Note 10 - Warrants	12 Months Ended
Mar. 31, 2022
Statement Line Items [Line Items]
Warrants [text block]
10.	Warrants

Warrant continuity:

	Number of Warrants	Weighted average exercise price
Balance outstanding at March 31, 2019	5,145,083	$1.65
Common share purchase warrants issued in the October 2019 financing	2,653,846	1.75
Broker warrants issued in the financing October 2019 financing	350,134	1.30
Broker warrants issued in the March 2020 financing	790,323	3.10
Warrants exercised during the year	(1,623,675)	1.46
Warrants outstanding at March 31, 2020	7,315,711	$1.86
Broker warrants issued in overallotment	118,548	3.10
Warrants exercised during the year	(3,415,266)	1.96
Warrants outstanding at March 31, 2021	4,018,993	$1.82
Warrants expired during the year	(788,161)	3.07
Warrants exercised during the year	(266,290)	1.53
Warrants outstanding at March 31, 2022	2,964,542	$1.51

The following warrants were exercised during the year ended March 31, 2022:

Number of Warrants	Exercise Price	Proceeds	Expiry Date
	$	$
50,000	1.20	60,000	December 21, 2023
71,744	1.30	93,267	October 17, 2021
144,546	1.75	252,955	October 17, 2022
266,290		406,222

At March 31, 2022, warrants were outstanding and exercisable, enabling holders to acquire common shares as follows:

Number of Warrants	Exercise Price	Expiry Date
	$
1,661,542	1.75	October 17, 2022
1,303,000	1.20	December 21, 2023
2,964,542